CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2012	$ 926,840		$ 56,443	$ 404,391	$ 478,428	$ (14,728)	$ 924,534	$ 2,306
Net income/(loss)	(1,211)				(505)		(505)	(706)
Issuance of 8% cumulative redeemable perpetual preferred shares	48,251	2,000		46,251			48,251
Cash dividends paid ($0.05 per share)	(2,822)				(2,822)		(2,822)
Declared dividends paid ($0,05 per share)	(2,822)				(2,822)		(2,822)
Other comprehensive income (loss)	5,089					5,089	5,089
BALANCE, at Jun. 30, 2013	973,325	2,000	56,443	450,642	472,279	(9,639)	971,725	1,600
BALANCE, at Dec. 31, 2013	997,663	4,000	57,969	500,737	430,548	(6,789)	986,465	11,198
Net income/(loss)	14,747				14,766		14,766	(19)
Issuance of common stock	169,874		25,645	144,229			169,874
Issuance of common stock under distribution agency agreement	7,124		1,078	6,046			7,124
Cash dividends paid ($0.05 per share)	(4,152)				(4,152)		(4,152)
Declared dividends paid ($0,05 per share)	(4,231)				(4,231)		(4,231)
Dividends paid on Series B preferred shares	(2,000)				(2,000)		(2,000)
Dividends paid on Series C preferred shares	(2,589)				(2,589)		(2,589)
Other comprehensive income (loss)	(2,508)					(2,508)	(2,508)
BALANCE, at Jun. 30, 2014	$ 1,173,928	$ 4,000	$ 84,692	$ 651,012	$ 432,342	$ (9,297)	$ 1,162,749	$ 11,179